Capital management and solvency	6 Months Ended
Jun. 30, 2022
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Capital management and solvency
17.	Capital management and solvency
As at June 30, 2022, Aegon’s estimated capital position was:

Solvency II key figures

	June 30, 2022 1	December 31, 2021

EUR millions

Group Own Funds	18,830	19,431

Group SCR	8,796	9,226

Group Solvency II ratio	214%	211%
1
The Solvency II ratios are estimates, are not final until filed with the respective supervisory authority.
The table below provides the composition of Aegon’s Eligible Own Funds across Tiers:

Eligible Own Funds

	June 30, 2022	December 31, 2021

EUR millions

Tier 1 - unrestricted	14,030	14,044

Tier 1 - restricted	1,877	2,364

Tier 2	2,297	2,348

Tier 3	626	675

Total Eligible Own Funds	18,830	19,431
The table below provides the reconciliation from shareholders’ equity to Solvency II Own Funds:

Reconciliation Shareholders’ Equity - Own Funds

	June 30, 2022	December 31, 2021

EUR millions

IFRS Shareholders’ Equity	17,466	23,813

IFRS adjustments for Other Equity instruments and non controlling interests	2,150	2,559

IFRS Group Equity	19,616	26,372

Solvency II revaluations and reclassifications	(1,654)	(9,096)

Transferability restrictions 1	(1,861)	(1,772)

Excess of Assets over Liabilities	16,101	15,504

Availability adjustments	2,984	4,020

Tiering restrictions	(146)	-

Fungibility adjustments	(109)	(93)

Eligible Own Funds	18,830	19,431
1
This includes the transferability restriction related to the RBC CAL conversion methodology.
The Solvency II revaluations and reclassifications mainly stem from the difference in valuation and presentation between IFRS and Solvency II frameworks.